Derivative financial instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Income tax effect	$ 15,438	$ (5,420)	$ 14,425
Net (loss) gain on derivatives, net of tax	(98,583)	32,065	(99,583)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	(122,460)	27,040	(123,587)
Derivative premium and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	$ 8,439	$ 10,445	$ 9,579